Commitments and Contingencies - Schedule of Supplemental Information Relating to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Cash paid for operating lease liabilities	$ 3,001	$ 2,706
Weighted-average remaining lease term	8 years	8 years
Weighted-average discount rate	4.30%	3.50%